INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of sources of income before taxes
	2014	2013	2012
Domestic	$291,290	$300,032	$248,461
Foreign	95,078	101,130	81,232

Income before taxes	$386,368	$401,162	$329,693

Schedule of provision for income taxes

	2014	2013	2012
Current income tax expense (benefit):
Domestic	$(4,159)	$77,406	$80,255
Foreign	45,632	22,519	22,600

Total current income tax expense	41,473	99,925	102,855

Deferred income tax expense (benefit):
Domestic	108,836	29,497	15,848
Foreign	(23,191)	5,400	(2,591)

Total deferred income tax expense	85,645	34,897	13,257

Total tax provision	$127,118	$134,822	$116,112

Schedule of reconciliation of statutory and effective income tax rate

	2014	2013	2012
Tax provision at statutory rate	35.0%	35.0%	35.0%
State taxes	3.2	4.5	5.0
Foreign taxes	(5.0)	(5.0)	(4.7)
Tax contingencies	(0.1)	0.1	(0.3)
Tax credits and incentives	(0.1)	(0.2)	(0.3)
Tax rate and legislative changes	—	—	0.7
Other	(0.1)	(0.8)	(0.2)

Total tax provision effective rate	32.9%	33.6%	35.2%

Schedule of components of net deferred tax liability

	2014	2013
Deferred tax assets:
Pension, postretirement and post-employment benefits	$2,864	$3,520
Marketing and sales incentive programs	81,326	68,770
Allowance for credit losses	33,512	33,784
Other accrued liabilities	9,868	19,814
Tax loss and tax credit carry forwards	11,644	9,114

Total deferred tax assets	$139,214	$135,002
Deferred tax liability:
Equipment on operating lease	$311,717	$219,896

Deferred tax liability, net(1)	$(172,503)	$(84,894)

(1)

In the accompanying consolidated balance sheets, the US net deferred tax position in 2014 and 2013 is included in "Accounts payable and other accrued liabilities" while the Canadian net deferred tax position is included in "Other assets" in 2014 and "Accounts payable and other accrued liabilities" in 2013.

Schedule of reconciliation of the gross amounts of tax contingencies at the beginning and end of the year

	2014	2013	2012
Balance, beginning of year	$5,423	$5,830	$6,907
Additions based on tax positions related to the current year	—	—	—
Reductions for tax positions of prior years	(492)	(367)	(119)
Settlements	(4,923)	(40)	(958)

Balance, end of year	$8	$5,423	$5,830